Annual Total Returns [BarChart] - Great-West Lifetime 2040 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	19.53%
Annual Return 2018	(8.76%)
Annual Return 2019	23.83%
Annual Return 2020	13.60%